Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets
Schedule of other assets

	2025	2024

Indemnification assets - Note 21	80,379	78,701
Advances	40,205	35,140
Judicial deposits	19,274	16,938
Prepaid expenses	18,070	19,761
Other FIES credits	6,866	8,982
Convertible loans from venture capital investments	13,240	8,724
Dividends	6,287	1,628
Other assets	4,106	3,146
	188,427	173,020
Current	62,947	57,145
Non-current	125,480	115,875